Shareholder Fees {- Fidelity® California AMT Tax-Free Money Market Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity California AMT Tax-Free Money Market Fund Service - PRO-08 | Fidelity® California AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none